Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

April 30, 2020

ZTO-QTLY-0620
1.9881588.103

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,282	$131,101
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	142
Interactive Media & Services - 1.9%
Cars.com, Inc. (a)	1,305	6,760
Kakaku.com, Inc.	982	20,131
Yahoo! Japan Corp.	83,324	321,575
YY, Inc. ADR (a)	1,240	75,590
Zappallas, Inc. (a)	2,143	6,829
		430,885
Media - 2.6%
AMC Networks, Inc. Class A (a)	261	6,225
Comcast Corp. Class A	7,043	265,028
Corus Entertainment, Inc. Class B (non-vtg.)	710	1,617
Discovery Communications, Inc.:
Class A (a)	5,158	115,642
Class B (a)	38	1,359
DISH Network Corp. Class A (a)	233	5,829
DMS, Inc.	466	7,108
F@N Communications, Inc.	1,290	5,493
Gendai Agency, Inc.	1,954	4,679
Hyundai HCN	4,802	16,187
Ipsos SA	7	135
ITE Group PLC	2,081	599
Nippon BS Broadcasting Corp.	402	3,738
Nippon Television Network Corp.	312	3,506
Omnicom Group, Inc.	226	12,889
Pico Far East Holdings Ltd.	17,939	2,561
Proto Corp.	200	1,804
Television Broadcasts Ltd.	2,700	3,727
ViacomCBS, Inc.:
Class A	1,326	26,029
Class B	4,960	85,610
WOWOW INC.	562	13,359
		583,124
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	1,042	40,150

TOTAL COMMUNICATION SERVICES		1,185,402

CONSUMER DISCRETIONARY - 16.4%
Auto Components - 4.4%
Adient PLC (a)	2,268	33,975
Burelle SA	2	1,236
Cooper Tire & Rubber Co.	753	15,956
Cooper-Standard Holding, Inc. (a)	187	2,403
DaikyoNishikawa Corp.	1,660	8,338
DongAh Tire & Rubber Co. Ltd.	39	356
DTR Automotive Corp.	97	2,020
Eagle Industry Co. Ltd.	700	4,462
Fukoku Co. Ltd.	548	3,038
G-Tekt Corp.	5,654	58,323
Gentex Corp.	557	13,502
Hi-Lex Corp.	466	5,072
Hyundai Mobis	1,885	266,883
IJT Technology Holdings Co. Ltd.	3,211	13,375
INFAC Corp.	71	176
Lear Corp.	3,373	329,373
Linamar Corp.	4,861	116,780
Murakami Corp.	65	1,380
Piolax, Inc.	1,100	16,462
Seoyon Co. Ltd.	1,083	3,339
Seoyon E-Hwa Co., Ltd.	1,808	5,187
Stanley Electric Co. Ltd.	196	4,520
Strattec Security Corp.	63	1,027
TBK Co. Ltd.	400	1,774
The Furukawa Battery Co. Ltd.	244	1,271
TPR Co. Ltd.	1,783	21,018
Yorozu Corp.	3,725	39,640
		970,886
Automobiles - 0.3%
Audi AG	53	57,499
Distributors - 0.2%
Doshisha Co. Ltd.	840	10,395
Harima-Kyowa Co. Ltd.	349	5,239
Nakayamafuku Co. Ltd.	537	2,357
Yagi & Co. Ltd.	994	13,579
Yamae Hisano Co.	137	1,688
		33,258
Diversified Consumer Services - 0.6%
Heian Ceremony Service Co. Ltd.	953	7,344
Kukbo Design Co. Ltd.	494	5,734
MegaStudy Co. Ltd.	2,610	22,344
MegaStudyEdu Co. Ltd.	2,515	93,160
Multicampus Co. Ltd.	135	3,484
Tsukada Global Holdings, Inc.	2,050	6,839
		138,905
Hotels, Restaurants & Leisure - 0.2%
Hiday Hidaka Corp.	466	7,295
Kura Sushi, Inc.	187	7,380
The Restaurant Group PLC	35,927	24,412
Wyndham Destinations, Inc.	426	10,893
		49,980
Household Durables - 1.8%
Ace Bed Co. Ltd.	489	17,469
Avantia Co. Ltd.	1,675	10,551
Cuckoo Holdings Co. Ltd.	100	7,375
Emak SpA	409	269
FJ Next Co. Ltd.	2,125	16,297
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	13,500	103,135
Hamilton Beach Brands Holding Co.:
Class A	207	2,730
Class B	104	1,372
Helen of Troy Ltd. (a)	843	138,488
Iida Group Holdings Co. Ltd.	257	3,446
iRobot Corp. (a)	35	2,134
Mohawk Industries, Inc. (a)	496	43,509
Q.E.P. Co., Inc. (a)	24	228
Sanei Architecture Planning Co. Ltd.	738	8,259
Taylor Morrison Home Corp. (a)	3,769	54,839
		410,101
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	252	2,560
CROOZ, Inc. (a)	100	877
Hyundai Home Shopping Network Corp.	7	415
NS Shopping Co. Ltd.	30	191
		4,043
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,167	18,280
Multiline Retail - 0.3%
Big Lots, Inc.	211	4,948
Grazziotin SA	880	3,738
Lifestyle China Group Ltd. (a)	26,833	6,204
Lifestyle International Holdings Ltd.	22,812	21,714
Macy's, Inc.	1,647	9,651
Ryohin Keikaku Co. Ltd.	206	2,452
Treasure Factory Co. Ltd.	1,972	12,661
Watts Co. Ltd.	600	3,634
		65,002
Specialty Retail - 7.9%
ABC-MART, Inc.	100	5,134
Arc Land Sakamoto Co. Ltd.	1,225	11,815
AT-Group Co. Ltd.	2,039	24,757
AutoNation, Inc. (a)	1,190	44,316
Best Buy Co., Inc.	4,365	334,926
Dunelm Group PLC	565	6,550
Foot Locker, Inc.	650	16,660
Fuji Corp.	1,699	28,276
GameStop Corp. Class A (a)	13,844	79,326
Genesco, Inc. (a)	915	17,321
GNC Holdings, Inc. Class A (a)	7,697	4,430
Goldlion Holdings Ltd.	20,919	5,156
Guess?, Inc.	9,126	85,328
Handsman Co. Ltd.	1,502	17,341
Hibbett Sports, Inc. (a)	2,689	41,491
Hour Glass Ltd.	48,700	21,378
JB Hi-Fi Ltd.	1,786	40,377
John David Group PLC	66,461	443,148
K's Holdings Corp.	7,737	85,218
Ku Holdings Co. Ltd.	1,413	10,639
Leon's Furniture Ltd.	453	4,312
Lookers PLC	3,142	993
Mandarake, Inc.	100	447
Mitsui & Associates Telepark Corp.	67	1,344
Nafco Co. Ltd.	200	2,195
Nitori Holdings Co. Ltd.	1,240	190,885
Nojima Co. Ltd.	83	1,452
Oriental Watch Holdings Ltd.	4,000	880
Padini Holdings Bhd	5,800	3,361
Sacs Bar Holdings, Inc.	746	3,851
Sally Beauty Holdings, Inc. (a)	7,776	75,505
Samse SA	87	10,869
Silvano Fashion Group A/S	7	12
SuperGroup PLC	326	521
The Buckle, Inc.	1,340	20,515
Tokatsu Holdings Co. Ltd.	494	1,722
Truworths International Ltd.	228	360
Urban Outfitters, Inc. (a)	210	3,641
Vita Group Ltd.	18	13
Williams-Sonoma, Inc.	1,786	110,446
		1,756,911
Textiles, Apparel & Luxury Goods - 0.6%
Best Pacific International Holdings Ltd.	2,000	297
Capri Holdings Ltd. (a)	3,968	60,512
Embry Holdings Ltd.	1,000	150
Ff Group (a)(b)	2,761	3,631
Fossil Group, Inc. (a)	4,922	19,491
Grendene SA	300	385
Hagihara Industries, Inc.	306	3,807
Magni-Tech Industries Bhd	17,076	7,430
Sakai Ovex Co. Ltd.	336	6,431
Sitoy Group Holdings Ltd.	19,000	1,160
Tapestry, Inc.	1,815	27,007
Ted Baker PLC	394	757
Texwinca Holdings Ltd.	2,000	338
Youngone Holdings Co. Ltd.	176	5,947
Yue Yuen Industrial (Holdings) Ltd.	3,097	4,940
		142,283

TOTAL CONSUMER DISCRETIONARY		3,647,148

CONSUMER STAPLES - 5.4%
Beverages - 0.9%
A.G. Barr PLC	932	5,793
Britvic PLC	13,824	127,538
C&C Group PLC (United Kingdom)	663	1,628
Jinro Distillers Co. Ltd.	1,105	26,423
Lucas Bols BV (c)	192	1,746
Olvi PLC (A Shares)	187	7,890
Spritzer Bhd	200	92
Willamette Valley Vineyards, Inc. (a)	3	20
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	12,600	22,073
		193,203
Food & Staples Retailing - 2.4%
Amsterdam Commodities NV	1,282	27,592
Belc Co. Ltd.	100	5,880
Daiichi Co. Ltd.	253	1,605
Dong Suh Companies, Inc.	1,090	15,522
Genky DrugStores Co. Ltd.	800	18,279
Halows Co. Ltd.	187	5,154
Kroger Co.	1,490	47,099
MARR SpA	1,576	20,656
Nihon Chouzai Co. Ltd.	239	3,989
OM2 Network Co. Ltd.	420	4,246
Qol Holdings Co. Ltd.	331	3,704
Retail Partners Co. Ltd.	1,113	13,130
Satoh & Co. Ltd.	108	1,530
Satsudora Holdings Co. Ltd.	768	15,408
Shoei Foods Corp.	100	3,657
Valor Holdings Co. Ltd.	1,373	25,665
Walgreens Boots Alliance, Inc.	7,440	322,078
		535,194
Food Products - 1.6%
Ajinomoto Malaysia Bhd	3,600	11,905
Armanino Foods of Distinction	402	1,029
Bell AG	85	21,707
Binggrea Co. Ltd.	10	524
Cal-Maine Foods, Inc.	187	7,762
Carr's Group PLC	8,719	12,437
Changshouhua Food Co. Ltd.	5,785	1,868
Cranswick PLC	918	42,988
Fresh Del Monte Produce, Inc.	1,405	40,057
Ingredion, Inc.	1,339	108,727
JC Comsa Corp.	414	2,427
Kaneko Seeds Co. Ltd.	398	5,481
Kaveri Seed Co. Ltd.	213	1,049
Lassonde Industries, Inc. Class A (sub. vtg.)	120	12,136
London Biscuits Bhd (a)(b)	3,375	16
Pickles Corp.	197	4,152
Prima Meat Packers Ltd.	2,480	56,688
S Foods, Inc.	600	12,820
Thai President Foods PCL	364	2,140
Thai Wah PCL	300	31
Toyo Sugar Refining Co. Ltd.	392	4,310
Tyson Foods, Inc. Class A	48	2,985
Valsoia SpA	42	460
		353,699
Personal Products - 0.3%
Asaleo Care Ltd.	682	457
Hengan International Group Co. Ltd.	7,936	70,574
		71,031
Tobacco - 0.2%
KT&G Corp.	631	42,124
Scandinavian Tobacco Group A/S (c)	952	10,975
		53,099

TOTAL CONSUMER STAPLES		1,206,226

ENERGY - 6.8%
Energy Equipment & Services - 0.1%
AKITA Drilling Ltd. Class A (non-vtg.)	170	48
Carbo Ceramics, Inc. (a)	4,436	93
COVIA Corp. (a)	1,142	742
Geospace Technologies Corp. (a)	851	5,285
Liberty Oilfield Services, Inc. Class A	1,530	7,222
Oil States International, Inc. (a)	4,363	15,009
Prosafe ASA (a)	68	10
Smart Sand, Inc. (a)	617	512
Subsea 7 SA	155	860
Tidewater, Inc. (a)	89	513
Tidewater, Inc. warrants 11/14/24 (a)	50	23
Transocean Ltd. (United States) (a)	2,598	3,325
Valaris PLC Class A (a)	7,147	3,255
		36,897
Oil, Gas & Consumable Fuels - 6.7%
Alvopetro Energy Ltd. (a)	4,657	1,940
Baytex Energy Corp. (a)	14,914	4,768
Beach Energy Ltd.	4,064	3,961
Berry Petroleum Corp.	165	566
Birchcliff Energy Ltd.	15,705	17,263
Bonanza Creek Energy, Inc. (a)	2,182	38,098
Bonavista Energy Corp.	4,304	557
Bonterra Energy Corp.	617	545
Cenovus Energy, Inc. (Canada)	190	689
China Petroleum & Chemical Corp.:
(H Shares)	446,381	222,482
sponsored ADR (H Shares)	93	4,620
Cimarex Energy Co.	27	686
CNOOC Ltd.	1,090	1,205
CNOOC Ltd. sponsored ADR	170	19,103
ConocoPhillips Co.	3,407	143,435
Delek U.S. Holdings, Inc.	969	22,626
Denbury Resources, Inc. (a)	35,566	12,644
EQM Midstream Partners LP	138	2,779
EQT Corp.	2,681	39,116
HollyFrontier Corp.	1,017	33,602
Husky Energy, Inc.	12,399	39,817
Imperial Oil Ltd.	1,696	27,403
International Seaways, Inc.	137	3,315
Motor Oil (HELLAS) Corinth Refineries SA	698	10,257
NACCO Industries, Inc. Class A	233	8,190
Oil & Natural Gas Corp. Ltd.	119,036	125,990
Oil India Ltd.	12	16
Ovintiv, Inc.	4,209	26,643
PDC Energy, Inc. (a)	746	9,691
Peyto Exploration & Development Corp.	21,608	43,621
S-Oil Corp.	27	1,556
San-Ai Oil Co. Ltd.	390	4,001
Seven Generations Energy Ltd. (a)	335	693
Sinopec Kantons Holdings Ltd.	14,943	6,605
Southwestern Energy Co. (a)	99,712	322,070
Star Petroleum Refining PCL	6,058	1,086
Thai Oil PCL (For. Reg.)	1,393	1,744
Total SA sponsored ADR	7,440	261,516
Tsakos Energy Navigation Ltd.	861	2,970
Unit Corp. (a)	9,276	3,135
World Fuel Services Corp.	547	13,675
		1,484,679

TOTAL ENERGY		1,521,576

FINANCIALS - 13.7%
Banks - 2.3%
Bar Harbor Bankshares	795	14,612
Central Valley Community Bancorp	17	249
Citizens Financial Services, Inc.	34	1,836
Community Trust Bancorp, Inc.	90	3,051
Credit Agricole Atlantique Vendee	9	1,361
East West Bancorp, Inc.	2,033	71,297
Erste Group Bank AG	3	65
F & M Bank Corp.	308	5,698
First Hawaiian, Inc.	270	4,749
Gunma Bank Ltd.	11,146	35,936
Hiroshima Bank Ltd.	1,863	7,795
JPMorgan Chase & Co.	28	2,681
NIBC Holding NV (c)	1,951	14,645
Nordea Bank ABP (Stockholm Stock Exchange)	69	443
OFG Bancorp	3,693	46,458
Ogaki Kyoritsu Bank Ltd.	100	2,053
San ju San Financial Group, Inc.	559	8,011
Shinsei Bank Ltd.	1,529	18,444
Skandiabanken ASA (c)	1,373	7,331
Sparebank 1 Oestlandet	1,948	15,915
Sumitomo Mitsui Financial Group, Inc.	6,937	182,424
Texas Capital Bancshares, Inc. (a)	456	12,668
The Keiyo Bank Ltd.	1,118	5,490
The San-In Godo Bank Ltd.	3,880	20,464
Unicaja Banco SA (c)	11,179	6,052
Van Lanschot NV (Bearer)	55	844
Yamaguchi Financial Group, Inc.	3,660	19,849
		510,421
Capital Markets - 0.6%
ABG Sundal Collier ASA	1,023	346
Diamond Hill Investment Group, Inc.	38	4,163
Edify SA (a)	7	341
Franklin Resources, Inc.	111	2,091
Goldman Sachs Group, Inc.	694	127,293
Lazard Ltd. Class A	53	1,458
		135,692
Consumer Finance - 3.0%
Aeon Credit Service (Asia) Co. Ltd.	20,896	15,553
Cash Converters International Ltd. (a)	36,676	3,656
Discover Financial Services	6,450	277,157
Santander Consumer U.S.A. Holdings, Inc.	1,778	27,719
Synchrony Financial	17,857	353,390
		677,475
Diversified Financial Services - 1.1%
AXA Equitable Holdings, Inc.	852	15,609
Fuyo General Lease Co. Ltd.	1,141	57,520
IBJ Leasing Co. Ltd.	373	7,268
NICE Holdings Co. Ltd.	466	7,633
Ricoh Leasing Co. Ltd.	2,083	55,998
Tokyo Century Corp.	2,678	91,958
		235,986
Insurance - 6.5%
AFLAC, Inc.	7,092	264,106
ASR Nederland NV	1,984	53,376
Db Insurance Co. Ltd.	3,174	115,350
Genworth Financial, Inc. Class A	25,056	90,953
Hartford Financial Services Group, Inc.	332	12,613
Hyundai Fire & Marine Insurance Co. Ltd.	1,153	24,771
Kansas City Life Insurance Co.	1	27
Lincoln National Corp.	718	25,467
MetLife, Inc.	16,865	608,489
National Western Life Group, Inc.	56	10,793
NN Group NV	4,012	116,057
Power Corp. of Canada (sub. vtg.)	1,276	20,406
Principal Financial Group, Inc.	441	16,057
Prudential Financial, Inc.	298	18,586
Reinsurance Group of America, Inc.	207	21,669
Sony Financial Holdings, Inc.	1,456	27,601
Talanx AG	365	13,032
		1,439,353
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	2,303	13,219
Genworth MI Canada, Inc.	1,080	26,629
Genworth Mortgage Insurance Ltd.	7,604	10,512
Hingham Institution for Savings	27	4,132
		54,492

TOTAL FINANCIALS		3,053,419

HEALTH CARE - 23.3%
Biotechnology - 7.7%
AbbVie, Inc.	852	70,034
Alexion Pharmaceuticals, Inc. (a)	843	90,597
Amgen, Inc.	2,976	711,919
Biogen, Inc. (a)	404	119,919
Cell Biotech Co. Ltd.	882	10,455
Essex Bio-Technology Ltd.	5,405	3,380
Gilead Sciences, Inc.	3,604	302,736
United Therapeutics Corp. (a)	3,769	412,932
		1,721,972
Health Care Equipment & Supplies - 0.6%
A&T Corp.	105	1,579
Fukuda Denshi Co. Ltd.	1,290	91,598
Kawasumi Laboratories, Inc.	167	1,429
Medikit Co. Ltd.	200	6,420
Nakanishi, Inc.	559	7,683
Paramount Bed Holdings Co. Ltd.	147	6,109
Riverstone Holdings Ltd.	100	83
St.Shine Optical Co. Ltd.	2,000	23,278
Value Added Technology Co. Ltd.	116	2,430
Vieworks Co. Ltd.	56	1,623
		142,232
Health Care Providers & Services - 13.4%
Anthem, Inc.	4,861	1,364,633
CVS Health Corp.	6,249	384,626
EBOS Group Ltd.	1,064	14,370
Humana, Inc.	890	339,820
Laboratory Corp. of America Holdings (a)	853	140,276
Quest Diagnostics, Inc.	744	81,922
Saint-Care Holding Corp.	849	3,228
Sigma Healthcare Ltd.	16,748	6,574
Tokai Corp.	790	20,509
Uchiyama Holdings Co. Ltd.	1,706	5,294
UnitedHealth Group, Inc.	1,786	522,351
Universal Health Services, Inc. Class B	913	96,495
		2,980,098
Health Care Technology - 0.1%
Pharmagest Interactive	321	22,161
Schrodinger, Inc.	93	4,315
		26,476
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	99	15,887
Pharmaceuticals - 1.4%
Allergan PLC	105	19,671
Apex Healthcare Bhd	5,000	2,667
Biofermin Pharmaceutical Co. Ltd.	187	4,010
Bristol-Myers Squibb Co.	1,091	66,344
Daito Pharmaceutical Co. Ltd.	462	15,649
Dawnrays Pharmaceutical Holdings Ltd.	41,929	6,281
DongKook Pharmaceutical Co. Ltd.	114	8,849
Genomma Lab Internacional SA de CV (a)	6,900	5,557
Jazz Pharmaceuticals PLC (a)	546	60,197
Korea United Pharm, Inc.	356	5,172
Lee's Pharmaceutical Holdings Ltd.	21,527	10,553
Luye Pharma Group Ltd. (c)	10,874	5,280
Nippon Chemiphar Co. Ltd.	183	4,396
PT Tempo Scan Pacific Tbk	300	25
Sanofi SA sponsored ADR	431	20,184
Taro Pharmaceutical Industries Ltd. (a)	694	47,962
Towa Pharmaceutical Co. Ltd.	892	18,403
Vetoquinol SA	7	442
Vivimed Labs Ltd. (a)	200	32
		301,674

TOTAL HEALTH CARE		5,188,339

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.1%
Magellan Aerospace Corp.	231	1,064
Moog, Inc. Class A	38	1,880
SIFCO Industries, Inc. (a)	25	61
The Lisi Group	3	49
Vectrus, Inc. (a)	132	6,865
		9,919
Air Freight & Logistics - 0.1%
AIT Corp.	2,010	13,991
CTI Logistics Ltd.	304	117
Hub Group, Inc. Class A (a)	26	1,251
Onelogix Group Ltd.	2,727	386
SBS Co. Ltd.	596	10,152
		25,897
Building Products - 0.3%
InnoTec TSS AG	33	300
KVK Corp.	109	1,384
Nihon Dengi Co. Ltd.	753	22,208
Nihon Flush Co. Ltd.	136	1,542
Noda Corp.	1,075	6,181
Resideo Technologies, Inc. (a)	116	595
Sekisui Jushi Corp.	1,515	31,058
		63,268
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	11,144	4,531
Calian Technologies Ltd.	543	17,711
Civeo Corp. (a)	6,970	4,391
Loomis AB (B Shares)	218	5,316
Matsuda Sangyo Co. Ltd.	374	4,618
Mitie Group PLC	2,793	2,607
Secom Joshinetsu Co. Ltd.	45	1,409
VSE Corp.	665	12,781
		53,364
Construction & Engineering - 0.7%
Arcadis NV	1,997	31,054
Boustead Projs. Pte Ltd.	4,000	2,151
Boustead Singapore Ltd.	22,716	9,641
Geumhwa PSC Co. Ltd.	1	23
Hokuriku Electrical Construction Co. Ltd.	159	1,479
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,738
Meisei Industrial Co. Ltd.	1,118	8,251
Mirait Holdings Corp.	109	1,428
Nippon Rietec Co. Ltd.	2,065	42,507
Raiznext Corp.	3,819	42,455
Seikitokyu Kogyo Co. Ltd.	1,316	9,810
Shinnihon Corp.	100	722
Sumitomo Densetsu Co. Ltd.	326	6,856
Watanabe Sato Co. Ltd.	78	1,229
		159,344
Electrical Equipment - 0.5%
Acuity Brands, Inc.	496	42,949
Aichi Electric Co. Ltd.	100	1,860
Aros Quality Group AB	2,048	33,204
Canare Electric Co. Ltd.	258	3,926
Hammond Power Solutions, Inc. Class A	771	3,462
Iwabuchi Corp.	20	1,006
Regal Beloit Corp.	218	15,480
Sensata Technologies, Inc. PLC (a)	187	6,803
Terasaki Electric Co. Ltd.	170	1,443
		110,133
Industrial Conglomerates - 0.1%
Lifco AB	187	8,839
Mytilineos SA	1,778	13,249
Nolato AB (B Shares)	121	6,360
Reunert Ltd.	205	443
		28,891
Machinery - 0.7%
Conrad Industries, Inc. (a)	1	10
Cummins, Inc.	51	8,339
Daihatsu Diesel Manufacturing Co. Ltd.	900	3,472
Daiwa Industries Ltd.	2,336	20,244
Estic Corp.	153	5,389
Fuji Latex Co. Ltd.	88	1,644
Fujimak Corp.	1,914	10,523
Fukushima Industries Corp.	187	5,541
Haitian International Holdings Ltd.	8,999	15,922
Hy-Lok Corp.	413	4,114
Ihara Science Corp.	463	4,470
Koike Sanso Kogyo Co. Ltd.	72	1,442
Krones AG	22	1,327
Nakanishi Manufacturing Co. Ltd.	522	4,193
Nansin Co. Ltd.	628	2,850
Sakura Rubber Co. Ltd.	100	4,012
Sansei Co. Ltd.	1,705	4,766
Semperit AG Holding (a)	559	6,983
SIMPAC, Inc.	5,408	10,328
Snap-On, Inc.	47	6,124
Stanley Black & Decker, Inc.	47	5,179
Teikoku Sen-I Co. Ltd.	1,074	22,067
The Hanshin Diesel Works Ltd.	78	1,395
Tocalo Co. Ltd.	936	9,341
		159,675
Marine - 0.2%
Japan Transcity Corp.	3,121	14,338
SITC International Holdings Co. Ltd.	17,526	17,313
		31,651
Professional Services - 0.5%
ABIST Co. Ltd.	611	11,119
Akka Technologies SA	1,192	38,208
Bertrandt AG	397	15,292
Career Design Center Co. Ltd.	100	794
McMillan Shakespeare Ltd.	5,203	22,475
Robert Half International, Inc.	238	11,250
SHL-JAPAN Ltd.	308	5,663
WDB Holdings Co. Ltd.	200	4,723
		109,524
Road & Rail - 0.8%
Autohellas SA	5,307	27,305
Daqin Railway Co. Ltd. (A Shares)	83,300	84,394
Hamakyorex Co. Ltd.	479	13,194
Higashi Twenty One Co. Ltd.	186	939
Kyushu Railway Co.	449	12,146
NANSO Transport Co. Ltd.	356	3,682
Nikkon Holdings Co. Ltd.	231	4,527
SENKO Co. Ltd.	645	5,265
Shin-Keisei Electric Railway Co. Ltd.	75	1,434
STEF-TFE Group	206	15,486
Tohbu Network Co. Ltd.	278	2,171
Utoc Corp.	3,496	15,832
		186,375
Trading Companies & Distributors - 5.1%
AerCap Holdings NV (a)	1,703	47,888
Bergman & Beving AB (B Shares)	1,165	6,864
Canox Corp.	861	5,536
Chori Co. Ltd.	3,108	49,003
Daiichi Jitsugyo Co. Ltd.	52	1,766
Green Cross Co. Ltd.	1,200	8,331
HERIGE	167	4,209
Houston Wire & Cable Co. (a)	2,641	6,101
Howden Joinery Group PLC	589	3,896
iMarketKorea, Inc.	7	58
Itochu Corp.	37,694	738,995
Kamei Corp.	4,166	41,344
Lumax International Corp. Ltd.	2,994	6,490
Meiwa Corp.	1,600	7,231
Mitani Shoji Co. Ltd.	1,319	77,433
Mitsubishi Corp.	2,777	58,895
Momentum Group AB Class B	978	8,903
MSC Industrial Direct Co., Inc. Class A	53	3,161
Narasaki Sangyo Co. Ltd.	89	1,472
Nishikawa Keisoku Co. Ltd.	37	1,396
Pla Matels Corp.	500	2,563
Rasa Corp.	541	4,184
Sanyo Trading Co. Ltd.	137	1,109
Shinsho Corp.	250	4,263
Yamazen Co. Ltd.	176	1,496
Yuasa Trading Co. Ltd.	1,600	43,491
		1,136,078
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	3,762
Isewan Terminal Service Co. Ltd.	677	4,719
Meiko Transportation Co. Ltd.	148	1,451
Qingdao Port International Co. Ltd. (H Shares) (c)	35,650	19,184
		29,116

TOTAL INDUSTRIALS		2,103,235

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	205	28,548
HF Co. (a)	153	505
		29,053
Electronic Equipment & Components - 0.7%
Daido Signal Co. Ltd.	848	4,220
Elematec Corp.	1,600	12,241
HAGIAWARA ELECTRIC Co. Ltd.	700	13,568
Kingboard Chemical Holdings Ltd.	11,421	27,862
Lacroix SA	163	3,465
Makus, Inc.	205	606
PAX Global Technology Ltd.	18,119	7,725
Redington India Ltd.	10,834	10,575
Riken Kieki Co. Ltd.	1,088	20,956
Simplo Technology Co. Ltd.	2,829	29,328
Thinking Electronic Industries Co. Ltd.	3,609	10,124
		140,670
IT Services - 3.3%
Amdocs Ltd.	1,984	127,849
Avant Corp.	676	5,531
Cielo SA	6,335	4,730
Computer Services, Inc.	6	257
Data#3 Ltd.	1,821	4,544
Dimerco Data System Corp.	1,115	1,681
E-Credible Co. Ltd.	447	6,862
eClerx Services Ltd.	287	1,757
Enea Data AB (a)	485	6,559
Estore Corp.	200	2,203
Future Corp.	1,442	19,148
IFIS Japan Ltd.	254	1,650
Korea Information & Communication Co. Ltd. (a)	606	4,090
Neurones	7	150
NIC, Inc.	273	6,615
Nice Information & Telecom, Inc.	268	6,530
Persistent Systems Ltd.	788	4,950
Softcreate Co. Ltd.	102	1,756
Sopra Steria Group	952	112,775
Tessi SA (a)(d)	403	34,005
The Western Union Co.	20,038	382,125
TravelSky Technology Ltd. (H Shares)	747	1,319
		737,086
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	34	105
Miraial Co. Ltd.	1,346	13,759
Phison Electronics Corp.	1,225	11,604
		25,468
Software - 0.3%
eBase Co. Ltd.	800	7,745
Ebix, Inc.	511	10,695
InfoVine Co. Ltd.	43	692
Jastec Co. Ltd.	303	3,151
KPIT Cummins Infosystems Ltd.	3,700	3,536
KPIT Engineering Ltd.	1,100	820
KSK Co., Ltd.	227	3,628
System Research Co. Ltd.	101	1,435
Toho System Science Co. Ltd.	202	1,722
Uchida Esco Co. Ltd.	596	18,244
Zensar Technologies Ltd.	1,000	1,118
		52,786
Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co. Ltd.	101	4,000
HP, Inc.	12,895	200,001
		204,001

TOTAL INFORMATION TECHNOLOGY		1,189,064

MATERIALS - 2.5%
Chemicals - 1.5%
Air Water, Inc.	260	3,528
C. Uyemura & Co. Ltd.	360	19,926
Celanese Corp. Class A	47	3,904
CF Industries Holdings, Inc.	191	5,253
Chokwang Paint Ltd.	34	165
Daishin-Chemical Co. Ltd.	603	8,546
Dow, Inc.	27	991
Fuso Chemical Co. Ltd.	448	13,401
Isamu Paint Co. Ltd.	52	1,417
Koatsu Gas Kogyo Co. Ltd.	537	3,668
KPX Green Chemical Co. Ltd.	40	121
Kuriyama Holdings Corp.	200	904
Nippon Soda Co. Ltd.	298	7,706
NOF Corp.	565	18,848
Nutrien Ltd.	285	10,178
Scientex Bhd	7,984	15,384
T&K Toka Co. Ltd.	925	6,284
Tae Kyung Industrial Co. Ltd.	1,551	5,873
The Mosaic Co.	10,911	125,586
Toho Acetylene Co. Ltd.	509	6,014
Westlake Chemical Corp.	27	1,173
Yara International ASA	1,587	54,108
Yip's Chemical Holdings Ltd.	8,343	2,525
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	4,000	9,199
		324,702
Construction Materials - 0.1%
Ibstock PLC (c)	766	1,945
Mitani Sekisan Co. Ltd.	489	21,918
Yotai Refractories Co. Ltd.	588	3,364
		27,227
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	27,556	5,267
Mayr-Melnhof Karton AG	308	42,325
Packaging Corp. of America	332	32,088
The Pack Corp.	200	6,355
WestRock Co.	94	3,026
		89,061
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit	389	4,271
Castings PLC	51	211
Chubu Steel Plate Co. Ltd.	864	5,096
CI Resources Ltd.	16	8
CK-SAN-ETSU Co. Ltd.	229	6,114
Compania de Minas Buenaventura SA sponsored ADR	735	5,505
Mount Gibson Iron Ltd.	47,398	19,393
Pacific Metals Co. Ltd.	1,284	19,795
Perenti Global Ltd.	46,360	27,259
Rio Tinto PLC sponsored ADR	232	10,716
Teck Resources Ltd. Class B (sub. vtg.)	298	2,627
Warrior Metropolitan Coal, Inc.	227	2,849
		103,844

TOTAL MATERIALS		544,834

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	28	2,956
Nisshin Group Holdings Co.	6,038	22,843
		25,799
UTILITIES - 2.1%
Electric Utilities - 1.4%
EVN AG	92	1,436
Exelon Corp.	992	36,783
Fjordkraft Holding ASA (c)	1,515	10,203
Holding Co. ADMIE IPTO SA	17	38
PPL Corp.	10,713	272,324
Public Power Corp. of Greece (a)	17	49
		320,833
Gas Utilities - 0.6%
Busan City Gas Co. Ltd.	205	6,066
China Resource Gas Group Ltd.	4,311	24,229
Enagas SA	1,616	37,702
GAIL India Ltd. (a)	23,299	29,487
Hokuriku Gas Co.	164	4,783
Seoul City Gas Co. Ltd.	216	12,375
YESCO Co. Ltd.	526	14,851
		129,493
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	1,057	18,001
Water Utilities - 0.0%
Manila Water Co., Inc.	300	63

TOTAL UTILITIES		468,390

TOTAL COMMON STOCKS
(Cost $21,456,002)		20,133,432

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	25	1,262
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	250	4,265
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	52

TOTAL INDUSTRIALS		4,317

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,249	13,058
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	1,083	10,834
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,386)		29,471

Money Market Funds - 9.1%
Fidelity Cash Central Fund 0.16% (e)	2,007,947	2,008,549
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	10,356	10,357
TOTAL MONEY MARKET FUNDS
(Cost $2,018,705)		2,018,906
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $23,508,093)		22,181,809
NET OTHER ASSETS (LIABILITIES) - 0.3%		55,749
NET ASSETS - 100%		$22,237,558

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,361 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,859
Fidelity Securities Lending Cash Central Fund	4,601
Total	$19,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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